Segment Reporting - Summary of Segment Revenue, Significant Segment Expense and Other Segment Itemss (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Revenue	$ 216,413	$ 138,206	$ 236,738	$ 248,910	$ 309,920	$ 329,410
Cost of revenue	32,816	56,176	72,740	101,718	182,163	187,848
Selling, general and administrative	5,657,638	277,591	8,662,517	532,872	2,665,004	368,795
Research and development	1,805,532	577,256	3,291,614	1,099,454	2,578,860	1,011,498
Segment net loss	(7,325,038)	(1,627,182)	(11,783,873)	(2,321,159)	(8,529,263)	(2,069,642)
Single reportable segment
Segment Reporting [Line Items]
Revenue	216,413	138,206	236,738	248,910	309,920	329,410
Cost of revenue	32,816	56,176	72,740	101,718	182,163	187,848
Selling, general and administrative	5,657,638	277,591	8,662,517	532,872
Research and development	1,805,532	577,256	3,291,614	1,099,454
Other segment items	45,465	854,365	(6,260)	836,025
Segment net loss	$ (7,325,038)	$ (1,627,182)	$ (11,783,873)	$ (2,321,159)	$ (8,529,263)	$ (2,069,642)